ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Accrued cost of revenue and sales and marketing expenses	$ 810,010	$ 598,133
Accrued interest for convertible notes	4,540	3,203
Accrued office-related operating expenses	6,509	2,506
Business and other taxes payables	118,237	52,568
Other payables	177,293	60,911
Escrow payables	1,545,399	1,028,542
Accrued payroll and welfare expenses	277,774	156,725
Payables and accruals for purchases of property and equipment	56,874	14,889
Deposits payable	465,850	75,012
Finance lease liabilities	$ 1,516	$ 52
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Current	Total Current
Others	$ 67,185	$ 40,920
Total Current	3,531,187	2,033,461
Non-current:
Finance lease liabilities	$ 7,022	$ 85
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total non-current	Total non-current
Others	$ 69,212	$ 36,074
Total non-current	$ 76,234	$ 36,159